18. LEASES	12 Months Ended
Dec. 31, 2020
Presentation of leases for lessee [abstract]
LEASES

NOTE 18: LEASES

18.1 Lessee

The Company leases a key part for thermal power plants operation for a 20-year term and has entered into certain oil services agreements (mainly gas compression services) which, considering their characteristics, contain the lease of the assets for the rendering of the services with terms ranging between 2 and 6 years.

The terms of the lease agreements are negotiated on an individual basis and comprise a broad range of terms and conditions.

The evolution of right-of-use assets and lease liabilities recognized as of December 31, 2020 and 2019 is disclosed below:

18.1.1 Right of use assets

Original values
			Reclasification to assets clasified as held
Type of good	At the beginning	Increase		At the end
		(1)
Machinery and equipment	13	-	-	13
Buildings	7	3	(10)	-
Total at 12.31.2020	20	3	(10)	13
Total at 12.31.2019	-	20	-	20

Depreciation
			Reclasification to assets clasified as held
Type of good	At the beginning	For the year		At the end

Machinery and equipment	(2)	(1)	-	(3)
Buildings	(2)	(4)	6	-
Total at 12.31.2020	(4)	(5)	6	(3)
Total at 12.31.2019	-	(4)	-	(4)

	Net book values
Type of good	At the end	At 12.31.2019

Machinery and equipment	10	11
Buildings	-	5
Total at 12.31.2020	10
Total at 12.31.2019		16

(1) Includes US$ 8 million incorporated as of January 1, 2019 on the adoption of IFRS 16 (see Note 4.1.1)

18.1.2 Lease liabilities

	12.31.2020	12.31.2019
At the beginning of the year	16	-
Incorporation by adoption of IFRS 16	-	8
Increases	4	13
Discounted value measurement (1)	-	3
Payments	(10)	(5)
Reclasification to liabilities clasified as held for sales	(4)	-
Exchange differences on translation	5	(3)
At the end of the year	11	16

(1) Included in the “Gains (losses) from present value measurement” under Other financial results

As of December 31, 2020 and 2019, this liability is disclosed under Other current payables in the amount of US$ 2 million and US$ 4 million and Other non-current payables for US$ 10 million and US$ 12 million, respectively.

The following table includes an analysis of the Company lease liabilities, grouped according to their maturity dates. The amounts shown in the table are the contractual undiscounted cash flows:

12.31.2020
Three months to one year	1
One to two years	1
Two to three years	2
Three to four years	2
Four to five years	2
More than five years	14
Total	22

18.1.3 Short-term or low value leases

As of December 31, 2020 and 2019, the Company has recognized administrative costs and expenses in the amount of US$ 4 and US$ 10 million on account of lease payments associated with short-term leases and low-value underlying assets, respectively.

18.2	Lessor

Financial leases

Corresponding to the financing granted to TGS for the sale of certain property, plant and equipment belonging to the Oil & Gas business segment. This agreement was entered into on August 11, 2016, and consists of the collection of 119 monthly consecutive installments of US$ 623 thousand, without considering taxes, and a purchase option for a like amount payable at the end of the 120 months of the contract life.

As of December 31, 2020 and 2019, this receivable is disclosed under Other current receivables in the amount of US$ 5 million and US$ 5 million, respectively and under Other non-current receivables for US$ 29 million and US$ 34 million, respectively.

The following table includes an analysis of the Company receivable, grouped according to its maturity dates. The amounts shown in the table are the contractual undiscounted cash flows:

12.31.2020
Less than three months	1
Three months to one year	4
One to two years	5
Two to three years	6
Three to four years	6
Four to five years	7
More than five years	4
Total	33